Loans (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost	$ 229	$ 1,168
Commercial real estate
Amortized Cost		$ 669
Description of financial effect		Extended existing amortization from 148 months to 173 months to keep existing payment the same with the current market rate.
Loan Class		0.16%
Commercial not secured by real estate
Amortized Cost		$ 350
Description of financial effect		Matured balloon loan converted to amortizing term loan.
Loan Class		0.49%
Single-Family Residential
Amortized Cost	$ 229	$ 149
Description of financial effect	Adjustable rate loan converted to fixed rate loan and HELOC converted to amortizing term loan	Forbearance agreement on matured home equity line of credit (HELOC) that was modified to 180 month term.
Loan Class	0.06%	0.04%